UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number:
        This Amendment (Check only one): |_| is a restatement.
                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Sardar Biglari
Address:    17802 IH 10 West, Suite 400, San Antonio, Texas 78257

Form 13F File Number: 028-14882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Sardar Biglari
Title:
Phone:       (210) 344-3400

Signature, Place, and Date of Signing:

             /s/ Sardar Biglari, San Antonio, Texas, November 14, 2012

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name

     028-14881                  Biglari Holdings Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                       0
                                                           ---------------------

Form 13F Information Table Entry Total:                                  1
                                                           ---------------------

Form 13F Information Table Value Total:                             $3,677
                                                           ---------------------
                                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     Form 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------------    --------------  ---------  --------  --------------------   --------  ---------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER    ---------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP    ($1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
      --------------          --------------    -----    --------    -------   --- ----  ----------  --------  ---------------------
BIGLARI HOLDINGS INC          COM             08986R 1 01  3,677     10,073    SH        SOLE                  10,073  0         0